Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of revenue by type of service provided by the Group
The following table summarizes the revenue by type of service provided by the Group:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Live streaming	3,147,196,247	6,617,291,032	8,852,225,839
Advertisement	342,169,195	513,265,806	645,227,128
Other	165,017,684	152,673,415	104,420,970

Total	3,654,383,126	7,283,230,253	9,601,873,937